Audited Consolidated Balance Sheet as of December 31, 2019 and Unaudited Interim Condensed Consolidated Balance Sheet as of March 31, 2020 - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 24,917	$ 35,933
Advances to suppliers	4,384	4,519
Prepaid expenses and other current assets	452	410
Total current assets	29,753	40,862
Noncurrent assets:
Property and equipment, net	203	209
Operating lease right-of-use assets	2,607	2,538
Other noncurrent assets	941	946
Total noncurrent assets	3,751	3,693
Total assets	33,504	44,555
Current liabilities:
Accounts payable	5,140	2,537
Accrued expenses	4,697	5,861
Due to related parties	42	29
Current portion of operating lease liabilities	643	537
Other current liabilities	1,685	1,089
Total current liabilities	12,207	10,053
Noncurrent liabilities:
Long-term loans	1,413	1,436
Operating lease liabilities	1,892	1,935
Total noncurrent liabilities	3,305	3,371
Total liabilities	15,512	13,424
Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 27,885,613 shares and 27,888,906 shares issued and outstanding as of December 31, 2019 and March 31, 2020, respectively)	3	3
Additional paid-in capital	250,417	246,979
Accumulated deficit	(232,929)	(216,845)
Accumulated other comprehensive income	197	140
Total BeyondSpring Inc.’s shareholder’s equity	17,688	30,277
Noncontrolling interests	304	854
Total equity	17,992	31,131
Total liabilities and equity	$ 33,504	$ 44,555